Average Annual Total Returns - Federated Hermes Short-Intermediate Government Fund	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	ICE BofAML 3-5 Year US Treasury Index(reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofAML 3-5 Year US Treasury Index(reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofAML 3-5 Year US Treasury Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Short Government Funds Average 1 Year		Morningstar Short Government Funds Average 5 Years		Morningstar Short Government Funds Average 10 Years
Total	4.98%	1.71%	1.02%	5.76%	2.45%	1.70%	5.17%	1.76%	0.99%	3.41%	1.57%	1.06%	5.52%	2.21%	1.47%	6.06%	[1]	2.98%	[1]	2.54%	[1]	3.11%	[2]	1.74%	[2]	1.27%	[2]

[1]	ICE BofAML 3-5 Year US Treasury Index is a subset of ICE BofAML US Treasury Index including all securities with a remaining term to final maturity greater than or equal to 3 years and less than 5 years. ICE BofAML US Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.